Note 7 - Stockholders' Deficit (Details Textual) - USD ($) $ / shares in Units, $ in Millions	1 Months Ended	12 Months Ended
	May 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2010	Sep. 30, 2019
Debt Conversion, Converted Instrument, Shares Issued	367,041
Preferred Stock, Dividends Per Share, Declared		$ 0	$ 0
Common Stock, Shares Authorized		5,313,200	148,000,000			95,000,000
Common Stock, Par or Stated Value Per Share		$ 0.001	$ 0.001			$ 0.001
Common Stock, Shares, Outstanding, Ending Balance		701,808	19,548,969			5,807,877
Common Stock, Dividends, Per Share, Declared		$ 0
Conversion of Preferred Stock to Common Stock [Member]
Equity, Convertible, Aggregate Proceeds Trigger		$ 40
Equity, Convertible, Stock Price Trigger		$ 1.00
Noncumulative Dividends for Holders of Series B Convertible Preferred Stock [Member]
Dividends Payable, Amount Per Share		0.0251
Noncumulative Dividends for Holders of Series A Convertible Preferred Stock [Member]
Dividends Payable, Amount Per Share		$ 0.0182
Convert Notes and Accrued Interest to Series A Preferred Stock [Member]
Debt Conversion, Converted Instrument, Shares Issued					3,531,889
Convert Notes and Accrued Interest to Series B Preferred Stock [Member]
Debt Conversion, Converted Instrument, Shares Issued				6,469,356
Series A Redeemable Convertible Preferred Stock Without Giving Effect To The Reverse Stock Split [Member]
Redeemable convertible preferred stock, shares issued (in shares)		2,034,548	56,672,658			0
Redeemable convertible preferred stock, shares outstanding (in shares)		2,034,548	56,672,658			0
Series B Redeemable Convertible Preferred Stock Without Giving Effect To The Reverse Stock Split [Member]
Redeemable convertible preferred stock, shares issued (in shares)		1,833,387	51,069,262			0
Temporary Equity, Remaining Shares Outstanding Requirements To Elect One Director		10,000,000
Redeemable convertible preferred stock, shares outstanding (in shares)		1,833,387	51,069,262			0
Series B Convertible Preferred Stock [Member]
Temporary Equity, Liquidation Preference Per Share		$ 0.3133
Series A Convertible Preferred Stock [Member]
Temporary Equity, Liquidation Preference Per Share		$ 0.2276